Fair Value Measurements - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 17, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) on fair value of assets and liability	$ 0	$ 0	$ 0	$ 0	$ 0
Crescent Acquisition Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	253,470,156		253,628,041	253,569,459		$ 253,467,308
Fair value assets, level 1 to level 2 transfers amount	0	0
Fair value assets, level 2 to level 1 transfers amount	0	0
Fair value asset, transfers into level 3	0	0
Fair value asset, transfers out of level 3	0	0
Fair value liabilities, level 1 to level 2 transfers amount	0	0
Fair value liabilities, level 2 to level 1 transfers amount	0	0
Fair value liabilities, transfers into level 3	0	0
Fair value liabilities, transfers out of level 3	$ 0	$ 0
Held-to-maturity securities			$ 0
Crescent Acquisition Corp | Dividend Yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, measurement input			0
Crescent Acquisition Corp | Warrant liability - Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of Public warrant liability transfer from Level 3 to Level1			$ 18,750,000
Fair value of Public warrants as of initial measurement date			$ 18,750,000
Crescent Acquisition Corp | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of probability assigned to consummation of business combination	0.90		0.80
Percentage of probability assigned to consummation of business combination			80.00%
Commitment amount pursuant to forward purchase agreement			$ 50,000,000
Money Market Funds [Member] | Crescent Acquisition Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 253,470,156		$ 253,628,041
U.S. Treasury Bills | Crescent Acquisition Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account				253,551,083
Held-to-maturity securities				253,551,083
Cash [Member] | Crescent Acquisition Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account				$ 18,376